Expense Example, No Redemption - FT Cboe Vest Nasdaq-100 Buffer ETF - June - FT Cboe Vest Nasdaq-100 Buffer ETF - June	1 Year	3 Years	5 Years	10 Years
USD ($)	92	287	498	1,108